Condensed Statement of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net income	$ 92,730,581	¥ 643,828,433	¥ 535,824,084	¥ 446,552,851
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	2,771,433	19,242,060	4,884,837	6,426,044
Fair value fluctuation of available-for-sale investment (Note 4)	(678,401)	(4,710,140)	718,414	2,620,351
Fair value fluctuation of available-for-sale investment held by affiliates	246,206	1,709,411
Other comprehensive income	2,339,238	16,241,331	5,603,251	9,046,395
Comprehensive income	88,453,518	614,132,792	531,904,598	472,932,306
Parent Company
Condensed Statement of Income Captions [Line Items]
Net income	92,730,581	643,828,433	535,824,084	446,552,851
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	2,783,317	19,324,565	4,882,284	6,427,932
Fair value fluctuation of available-for-sale investment (Note 4)	(185,988)	(1,291,318)	718,414	2,620,351
Fair value fluctuation of available-for-sale investment held by affiliates	(246,206)	(1,709,411)
Other comprehensive income	2,351,123	16,323,836	5,600,698	9,048,283
Comprehensive income	$ 95,081,704	¥ 660,152,269	¥ 541,424,782	¥ 455,601,134